Statutory Requirements and Dividends Restrictions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Statutory Requirements And Dividends Restrictions Summary Of Statutory Requirements And Dividends Restrictions [Abstract]
Summary of Statutory Capital and Surplus Requirements

	As at December 31, 2023
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$488.9	$601.1	$257.2
Actual statutory capital and surplus	$1,063.1	$1,685.2	$734.7

	As at December 31, 2022
	U.S.	Bermuda	U.K.
	($ in millions)
Required statutory capital and surplus	$513.9	$536.7	$771.8
Actual statutory capital and surplus	$838.6	$1,426.6	$802.5